Inventories - Breakdown of Inventories (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Summary of inventories [line items]
Inventories		R$ 4,906,083	R$ 3,918,772
Fuels, lubricants and greases [member]
Summary of inventories [line items]
Inventories		3,782,522	3,038,061
Raw materials [member]
Summary of inventories [line items]
Inventories		380,993	293,242
Liquified petroleum gas [member]
Summary of inventories [line items]
Inventories		143,516	146,070
Consumable materials and other items for resale [member]
Summary of inventories [line items]
Inventories		125,239	115,275
Purchase for future delivery [member]
Summary of inventories [line items]
Inventories	[1]	453,817	301,992
Properties for resale [member]
Summary of inventories [line items]
Inventories		R$ 19,996	R$ 24,132

[1]	(1) Refers substantially to ethanol, biodiesel and advances for fuel acquisition